Shareholders’ Equity	12 Months Ended
Dec. 31, 2025
Shareholders’ Equity [Abstract]
SHAREHOLDERS’ EQUITY
16.	SHAREHOLDERS’ EQUITY

Ordinary shares

The Company’s authorized share capital is $50,000 divided into 500,000,000 ordinary shares (Ordinary Shares), consisting of 300,000,000 class A Ordinary Shares (Class A Ordinary Shares) of par value of $0.0001 each and 200,000,000 class B Ordinary Shares (Class B Ordinary Shares) of par value of $0.0001 each. All ordinary shares issued and outstanding were fully paid and non-assessable.

Holders of Class A Ordinary Shares and Class B Ordinary Shares have the same rights except for voting and conversion rights. Each Class A Ordinary Share shall entitle the holder thereof to one vote on all matters subject to vote at the general meetings, and each Class B Ordinary Share shall entitle the holder thereof to five (5) votes on all matters subject to vote at the general meetings.

Each Class B ordinary share is convertible into one Class A ordinary share at any time at the option of the holder thereof. Class A Ordinary Shares are not convertible into Class B Ordinary Shares under any circumstances. Upon any sale, transfer, assignment or disposition of Class B Ordinary Shares by a holder to any person or entity which is not the founder of the Company or an affiliate of the founder, or upon a change of ultimate beneficial ownership of Class B Ordinary Shares to any person or entity which is not the founder or an affiliate of the founder, such Class B Ordinary Shares shall be automatically and immediately converted into the same number of Class A Ordinary Shares.

On February 29, 2024, the Company completed the business combination with Arisz and upon consummation of the business combination (Note 3), BitFuFu Inc. issued 150,000,000 ordinary shares to Finfront Holding Company’s shareholders. As a result, to reflect the conversion effect, the outstanding shares and earnings per share for the years ended December 31, 2024 and 2023 are calculated based on weighted average Ordinary Shares. As of December 31, 2024 and 2023 there were 160,988,011 and 150,000,000 Ordinary Shares outstanding, respectively, as adjusted to reflect the Reverse Recapitalization through the application of a retroactive restatement.

Treasury shares

In January 2022, Finfront entered into an Agreement and Plan of Merger with Arisz, pursuant to which Finfront will be merged with Arisz. As part of the execution of the Merger Agreement, Ethereal Singapore purchased 128,206 shares of Arisz common stock from the Sponsor for a purchase price of $1,250,000. In October 2022, Ethereal Singapore entered into a Second Stock Purchase Agreement with the Sponsor, pursuant to which Ethereal Singapore agreed to purchase 76,142 shares of Arisz common stock for a purchase price of $750,000.

As of December 31, 2023, a total of 204,348 purchased class A Ordinary Shares are retroactively accounted as treasury shares. During the year ended December 31, 2024, these treasury shares were fully utilized to settle outstanding obligations with vendors, resulting in a zero balance as of December 31, 2024.

At-the-market offering

On June 10, 2025, the Company entered into an At Market Issuance Sales Agreement to establish an at-the-market equity program, allowing the Company to offer and sell shares of its Class A Ordinary Shares, having an aggregate offering price of up to $150.0 million, from time to time. It is not possible to predict the actual number of Class A Ordinary Shares, if any, we will sell under such agreement, or the actual gross proceeds resulting from those sales.

During the year ended December 31, 2025, the Company issued and sold 1,609,742 ordinary shares under the 2025 ATM for gross proceeds of $6.16 million. Offering expenses incurred during the year were $0.43 million.

Business combination

As a part of the acquisition of Uni-Titan LLC, a total of 306,651 shares were issued(see Note 1).

Debt extinguishment

The Company issued 1,590,940 ordinary shares to Bitmain, offsetting $5,140,800 payables due to Bitmain (see Note 19).